FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current financial assets:	€ 10,398	€ 6,775	€ 3,899
Trade receivables and other current assets (Note 8)	1,445	3,357	1,926
Cash and cash equivalents	41,278	53,808	94,908
Amortized cost debt instruments [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	65,280	68,325	104,669
Trade receivables and other current assets (Note 8)	13,604	7,742	5,862
Current financial assets	10,398	6,775	3,899
Cash and cash equivalents	41,278	53,808	94,908
Current Financial Assets With Related Parties			76
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current financial assets:	65,280	68,325	104,513
Trade receivables and other current assets (Note 8)	13,604	7,742	5,706
Current financial assets	10,398	6,775	3,899
Cash and cash equivalents	41,278	53,808	94,908
Current Financial Assets With Related Parties			76
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	65,280	68,325	104,513
Trade receivables and other current assets (Note 8)	13,604	7,742	5,706
Current financial assets	10,398	6,775	3,899
Cash and cash equivalents	€ 41,278	53,808	94,908
Current Financial Assets With Related Parties			€ 76